Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Central Index Key	dei_EntityCentralIndexKey	0000751173
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

Overseas Series
Overseas Series Summary Section
Investment Goal
The Series' investment objective is to provide long-term growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
OVERSEAS SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees - (USD $)	Overseas Series
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Overseas Series
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.06%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.77%
Less Fee Waiver and/or Expense Reimbursement		(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.76%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 0.75% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2013 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Overseas Series	78	245	427	953

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 37% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks of issuers from outside the United States. The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States; typically, the actual percentage will be considerably higher. The Series may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of companies both in developed countries and in emerging market countries. The maximum allocation to any one country, measured at the time of purchase, is the higher of 15% or double the country's weighting in the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index. Total holdings in emerging market countries are limited to 35% of the portfolio measured at the time of purchase. The Series may invest in small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series' investments are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series' investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of a broad-based securities index. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: International Equity Collective Investment Trust (the Collective) which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Overseas Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 25.72% Lowest (quarter ended 12/31/2008): (25.38)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns -	1 Year	5 Years	10 Years	Since Inception	Inception Date
Overseas Series	(15.60%)	(2.29%)	6.59%	8.09%	Sep 23, 1998
Overseas Series Return After Taxes on Distributions	(16.18%)	(3.14%)			Sep 23, 1998
Overseas Series Return After Taxes on Distributions and Sale of Series Shares	(9.26%)	(2.13%)			Sep 23, 1998
Overseas Series MSCI All Country World Index ex U.S (reflects no deduction for fees, expenses or taxes)	(13.71%)	(2.92%)	6.31%	5.26%	Sep 30, 1998

Performance numbers for the Series are calculated from September 23, 1998, the Collective's inception date. Performance numbers for the Index are calculated from September 30, 1998. Historical after-tax returns are not presented for certain periods because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Overseas Series | Overseas Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[1],[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	78
AFTER 3 YEARS	rr_ExpenseExampleYear03	245
AFTER 5 YEARS	rr_ExpenseExampleYear05	427
AFTER 10 YEARS	rr_ExpenseExampleYear10	953
Annual Return 2002	rr_AnnualReturn2002	(10.86%)
Annual Return 2003	rr_AnnualReturn2003	29.34%
Annual Return 2004	rr_AnnualReturn2004	24.19%
Annual Return 2005	rr_AnnualReturn2005	12.16%
Annual Return 2006	rr_AnnualReturn2006	32.37%
Annual Return 2007	rr_AnnualReturn2007	17.87%
Annual Return 2008	rr_AnnualReturn2008	(41.41%)
Annual Return 2009	rr_AnnualReturn2009	39.55%
Annual Return 2010	rr_AnnualReturn2010	9.50%
Annual Return 2011	rr_AnnualReturn2011	(15.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.38%)
1 Year	rr_AverageAnnualReturnYear01	(15.60%)
5 Years	rr_AverageAnnualReturnYear05	(2.29%)
10 Years	rr_AverageAnnualReturnYear10	6.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1998
Overseas Series | Overseas Series | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.18%)
5 Years	rr_AverageAnnualReturnYear05	(3.14%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1998
Overseas Series | Overseas Series | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.26%)
5 Years	rr_AverageAnnualReturnYear05	(2.13%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1998
Overseas Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Overseas Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	OVERSEAS SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks of issuers from outside the United States. The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States; typically, the actual percentage will be considerably higher. The Series may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of companies both in developed countries and in emerging market countries. The maximum allocation to any one country, measured at the time of purchase, is the higher of 15% or double the country's weighting in the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index. Total holdings in emerging market countries are limited to 35% of the portfolio measured at the time of purchase. The Series may invest in small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or break-up value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series' investments are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series' investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•

It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•

There will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of a broad-based securities index. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: International Equity Collective Investment Trust (the Collective) which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Overseas Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 25.72% Lowest (quarter ended 12/31/2008): (25.38)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from September 23, 1998, the Collective's inception date. Performance numbers for the Index are calculated from September 30, 1998. Historical after-tax returns are not presented for certain periods because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Overseas Series | MSCI All Country World Index ex U.S (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1998

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 0.75% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2013 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.

Dividend Focus Series
Dividend Focus Series Summary Section
Investment Goal
Through a passive quantitative investment approach, to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
DIVIDEND FOCUS SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dividend Focus Series (USD $)	Class S	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dividend Focus Series		Class S	Class I
Management Fees		0.45%	0.45%
Distribution (12b-1) Fees		none	none
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		0.60%	0.60%
Total Other Expenses		0.85%	0.60%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.32%	1.07%
Less Fee Waiver and/or Expense Reimbursement		(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.87%	0.62%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.60% of each Class's average daily net assets. This contractual waiver will continue until at least March 1, 2013 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Dividend Focus Series (USD $)	Class S	Class I
1 Year	89	63
3 Years	374	296
5 Years	680	546
10 Years	1,551	1,265

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 8% of the average value of its portfolio.

Principal Investment Strategies

The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at the time of purchase). The Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to construct a portfolio that provides competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Advisor uses a quantitative approach in managing the portfolio, and it rebalances the portfolio annually.

Although stocks may be added to or deleted from the Series' portfolio at any time during the year, the Advisor expects that modifications to the Series' portfolio will primarily take place once a year during the Advisor's annual portfolio review and rebalancing. A quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion in the portfolio. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, and low probability of experiencing financial distress. The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria.

The Series may invest in stocks of U.S. and foreign companies, including those in emerging markets, as well as American Depository Receipts (ADRs).

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

The Advisor makes investment decisions for the Series using a quantitative investment approach based largely on the Advisor's review of historical information. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect. These risks may cause the Series to underperform its benchmark or other funds with a similar investment approach.

The Advisor will make modifications to the Series' portfolio primarily once a year. Accordingly, the Advisor does not intend to make frequent changes to the Series' portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:

•	The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of mid-size companies may be less marketable than the stocks of larger companies.

The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series' investments were allocated across a broader range of industry sectors.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries.

Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series by comparing the Series' performance with two broad measures of market performance. No Class S shares were outstanding during the past year. Because the Class S shares of the Series invest in the same portfolio of securities, returns for the Class S shares will be substantially similar to those of the Class I shares. Performance will be different only to the extent that the Class S shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares (formerly Class A shares) of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of two broad-based securities indices. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 3/31/2009): -11.13% Lowest (quarter ended 9/30/2009): 13.23%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Dividend Focus Series	1 Year	Since Inception	Inception Date
Class I	9.44%	13.05%	Nov 7, 2008
Class I Return After Taxes on Distributions	9.09%	11.92%	Nov 7, 2008
Class I Return After Taxes on Distributions and Sale of Series Shares	6.57%	11.04%	Nov 7, 2008
Russell 1000 Value Index (reflect no deduction for fees, expenses, or taxes)	0.39%	10.22%	Nov 7, 2008
S&P 500 Total Return Index (reflect no deduction for fees, expenses, or taxes)	2.12%	12.49%	Nov 7, 2008

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Dividend Focus Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%
Total Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[1],[2]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	374
5 Years	rr_ExpenseExampleYear05	680
10 Years	rr_ExpenseExampleYear10	1,551
Dividend Focus Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%	[1],[2]
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	546
10 Years	rr_ExpenseExampleYear10	1,265
Annual Return 2009	rr_AnnualReturn2009	23.17%
Annual Return 2010	rr_AnnualReturn2010	7.84%
Annual Return 2011	rr_AnnualReturn2011	9.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(11.13%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	13.23%
1 Year	rr_AverageAnnualReturnYear01	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	13.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Dividend Focus Series | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Dividend Focus Series | Class I | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.57%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Dividend Focus Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dividend Focus Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Through a passive quantitative investment approach, to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	DIVIDEND FOCUS SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at the time of purchase). The Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to construct a portfolio that provides competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Advisor uses a quantitative approach in managing the portfolio, and it rebalances the portfolio annually.

Although stocks may be added to or deleted from the Series' portfolio at any time during the year, the Advisor expects that modifications to the Series' portfolio will primarily take place once a year during the Advisor's annual portfolio review and rebalancing. A quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion in the portfolio. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, and low probability of experiencing financial distress. The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria.

The Series may invest in stocks of U.S. and foreign companies, including those in emerging markets, as well as American Depository Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

The Advisor makes investment decisions for the Series using a quantitative investment approach based largely on the Advisor's review of historical information. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect. These risks may cause the Series to underperform its benchmark or other funds with a similar investment approach.

The Advisor will make modifications to the Series' portfolio primarily once a year. Accordingly, the Advisor does not intend to make frequent changes to the Series' portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:

•	The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of mid-size companies may be less marketable than the stocks of larger companies.

The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series' investments were allocated across a broader range of industry sectors.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries.

Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series by comparing the Series' performance with two broad measures of market performance. No Class S shares were outstanding during the past year. Because the Class S shares of the Series invest in the same portfolio of securities, returns for the Class S shares will be substantially similar to those of the Class I shares. Performance will be different only to the extent that the Class S shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares (formerly Class A shares) of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of two broad-based securities indices. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I shares (formerly Class A shares) of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of two broad-based securities indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 3/31/2009): -11.13% Lowest (quarter ended 9/30/2009): 13.23%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Dividend Focus Series | Russell 1000 Value Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Dividend Focus Series | S&P 500 Total Return Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	12.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class's Shareholder Services Fee, do not exceed 0.60% of each Class's average daily net assets. This contractual waiver will continue until at least March 1, 2013 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Class S Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series' primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
PRO-BLEND CONSERVATIVE TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class S Shares Pro-Blend(R) Conservative Term Series Class S
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class S Shares Pro-Blend(R) Conservative Term Series Class S
Management Fees		0.60%
Distribution (12b-1) Fees		none
Shareholder Services Fee		0.20%
Remainder of Other Expenses		0.09%
Total Other Expenses		0.29%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.90%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class S Shares Pro-Blend(R) Conservative Term Series Class S	92	287	498	1,108

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 9/30/2009): 6.05% Lowest (quarter ended 9/30/2011): (3.71)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class S Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	2.57%	4.69%	5.38%	5.95%	Nov 1, 1995
Class S Return After Taxes on Distributions	1.74%	3.76%	4.38%	4.52%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	2.04%	3.59%	4.15%	4.34%	Nov 1, 1995
Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%	6.01%	Nov 1, 1995
5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)	4.39%	5.05%	5.42%	6.35%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class S Shares | Pro-Blend(R) Conservative Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.20%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	92
AFTER 3 YEARS	rr_ExpenseExampleYear03	287
AFTER 5 YEARS	rr_ExpenseExampleYear05	498
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,108
Annual Return 2002	rr_AnnualReturn2002	4.25%
Annual Return 2003	rr_AnnualReturn2003	7.07%
Annual Return 2004	rr_AnnualReturn2004	6.25%
Annual Return 2005	rr_AnnualReturn2005	4.26%
Annual Return 2006	rr_AnnualReturn2006	8.56%
Annual Return 2007	rr_AnnualReturn2007	6.47%
Annual Return 2008	rr_AnnualReturn2008	(5.04%)
Annual Return 2009	rr_AnnualReturn2009	10.94%
Annual Return 2010	rr_AnnualReturn2010	9.32%
Annual Return 2011	rr_AnnualReturn2011	2.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.71%)
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND CONSERVATIVE TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 6.05% Lowest (quarter ended 9/30/2011): (3.71)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class S Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Conservative Term Series | 5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class S Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
PRO-BLEND MODERATE TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class S Shares Pro-Blend(R) Moderate Term Series Class S
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class S Shares Pro-Blend(R) Moderate Term Series Class S
Management Fees		0.75%
Distribution (12b-1) Fees		none
Shareholder Services Fee		0.25%
Remainder of Other Expenses		0.07%
Total Other Expenses		0.32%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.08%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class S Shares Pro-Blend(R) Moderate Term Series Class S	110	343	595	1,317

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 6/30/2009): 9.83% Lowest (quarter ended 12/31/2008): (11.77)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class S Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(0.04%)	2.68%	5.09%	6.78%	Sep 15, 1993
Class S Return After Taxes on Distributions	(0.98%)	1.80%	4.18%	5.06%	Sep 15, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	0.62%	1.98%	4.05%	4.95%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.19%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	3.84%	4.09%	5.56%	6.91%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class S Shares | Pro-Blend(R) Moderate Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	110
AFTER 3 YEARS	rr_ExpenseExampleYear03	343
AFTER 5 YEARS	rr_ExpenseExampleYear05	595
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,317
Annual Return 2002	rr_AnnualReturn2002	(6.69%)
Annual Return 2003	rr_AnnualReturn2003	15.07%
Annual Return 2004	rr_AnnualReturn2004	10.50%
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	13.92%
Annual Return 2007	rr_AnnualReturn2007	6.34%
Annual Return 2008	rr_AnnualReturn2008	(18.41%)
Annual Return 2009	rr_AnnualReturn2009	18.91%
Annual Return 2010	rr_AnnualReturn2010	10.70%
Annual Return 2011	rr_AnnualReturn2011	(0.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.77%)
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class S Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.98%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class S Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class S Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MODERATE TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 9.83% Lowest (quarter ended 12/31/2008): (11.77)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class S Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class S Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class S Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series' primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
PRO-BLEND EXTENDED TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class S Shares Pro-Blend(R) Extended Term Series Class S
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class S Shares Pro-Blend(R) Extended Term Series Class S
Management Fees		0.75%
Distribution (12b-1) Fees		none
Shareholder Services Fee		0.25%
Remainder of Other Expenses		0.08%
Total Other Expenses		0.33%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.09%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class S Shares Pro-Blend(R) Extended Term Series Class S	111	347	601	1,329

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 6/30/2009): 13.72% Lowest (quarter ended 12/31/2008): (16.16)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class S Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(1.41%)	2.02%	5.44%	8.35%	Oct 12, 1993
Class S Return After Taxes on Distributions	(2.14%)	1.24%	4.57%	6.52%	Oct 12, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	(0.17%)	1.53%	4.46%	6.36%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.20%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	2.05%	3.00%	5.39%	7.00%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class S Shares | Pro-Blend(R) Extended Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	111
AFTER 3 YEARS	rr_ExpenseExampleYear03	347
AFTER 5 YEARS	rr_ExpenseExampleYear05	601
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,329
Annual Return 2002	rr_AnnualReturn2002	(9.99%)
Annual Return 2003	rr_AnnualReturn2003	19.72%
Annual Return 2004	rr_AnnualReturn2004	13.12%
Annual Return 2005	rr_AnnualReturn2005	7.58%
Annual Return 2006	rr_AnnualReturn2006	17.13%
Annual Return 2007	rr_AnnualReturn2007	6.94%
Annual Return 2008	rr_AnnualReturn2008	(25.31%)
Annual Return 2009	rr_AnnualReturn2009	24.34%
Annual Return 2010	rr_AnnualReturn2010	12.89%
Annual Return 2011	rr_AnnualReturn2011	(1.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class S Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class S Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.17%)
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class S Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND EXTENDED TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.72% Lowest (quarter ended 12/31/2008): (16.16)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class S Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class S Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class S Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series' objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
PRO-BLEND MAXIMUM TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class S Shares Pro-Blend(R) Maximum Term Series Class S
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class S Shares Pro-Blend(R) Maximum Term Series Class S
Management Fees		0.75%
Distribution (12b-1) Fees		none
Shareholder Services Fee		0.25%
Remainder of Other Expenses		0.09%
Total Other Expenses		0.34%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.10%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class S Shares Pro-Blend(R) Maximum Term Series Class S	112	350	606	1,340

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios.Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 6/30/2009): 18.69% Lowest (quarter ended 12/31/2008): (23.94)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class S Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(7.11%)	(0.25%)	4.59%	8.30%	Nov 1, 1995
Class S Return After Taxes on Distributions	(7.18%)	(0.79%)	3.92%	6.62%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	(4.52%)	(0.35%)	3.80%	6.42%	Nov 1, 1995
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	6.94%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	(0.90%)	0.68%	4.67%	6.70%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class S Shares | Pro-Blend(R) Maximum Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	112
AFTER 3 YEARS	rr_ExpenseExampleYear03	350
AFTER 5 YEARS	rr_ExpenseExampleYear05	606
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,340
Annual Return 2002	rr_AnnualReturn2002	(18.31%)
Annual Return 2003	rr_AnnualReturn2003	29.52%
Annual Return 2004	rr_AnnualReturn2004	15.73%
Annual Return 2005	rr_AnnualReturn2005	7.47%
Annual Return 2006	rr_AnnualReturn2006	20.49%
Annual Return 2007	rr_AnnualReturn2007	6.00%
Annual Return 2008	rr_AnnualReturn2008	(35.41%)
Annual Return 2009	rr_AnnualReturn2009	36.11%
Annual Return 2010	rr_AnnualReturn2010	14.08%
Annual Return 2011	rr_AnnualReturn2011	(7.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
1 Year	rr_AverageAnnualReturnYear01	(7.11%)
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.18%)
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
10 Years	rr_AverageAnnualReturnYear10	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.52%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class S shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MAXIMUM TERM SERIES – CLASS S Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class S shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class S shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios.Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.69% Lowest (quarter ended 12/31/2008): (23.94)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class S Shares | Pro-Blend(R) Maximum Term Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class S Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Target Income Series
Target Income Series Summary Section
Investment Goal
To provide current income and,
as a secondary objective, capital appreciation consistent with its asset allocation strategy.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Target Income Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target Income Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fee		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.28%	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses (AFFE)		0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[1]	0.98%	1.22%	1.47%	1.97%
Less Fee Waiver and/or Expense Reimbursement		(0.23%)	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.75%	1.00%	1.25%	1.75%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Target Income Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	77	102	127	178
3 Years	240	318	397	551
5 Years	417	552	686	949
10 Years	997	1,287	1,572	2,120

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 14% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in the Manning & Napier Pro-Blend® Conservative Term Series. The Pro-Blend® Conservative Term Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Pro-Blend® Conservative Term Series typically focuses on investment grade fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series' investment in the Manning & Napier Pro-Blend® Conservative Term Series is expected to remain fixed over time. However, the Advisor may invest a limited portion of the Series' assets in the Manning & Napier Pro-Blend® Moderate Term Series if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the Pro-Blend® Conservative Term Series, its assets, or its asset allocation strategies.

The Series is currently 100% invested in the Pro-Blend Conservative Term Series. As of December 31, 2011, the Pro-Blend Conservative Term Series was invested in 24.35% stocks, 72.43% bonds, and 3.22% cash.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management and asset allocation.

Principal Risks of Investing in the Series

The Series is intended for investors currently in retirement or with other conservative investment objectives whose primary investment objective is current income, and who are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Target Income Series is expected to be the least volatile of all the Target Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying fund and the allocation of the underlying fund's assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. There is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Conservative Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — This is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — This is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than- market rates of interest, which could hurt the fund's yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target Income Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (5%), the Russell 3000® Index (15%), and the Barclays Capital Intermediate U.S. Aggregate Bond Index (80%). The Target Income Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Target Income Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 9/30/09): 6.04% Lowest (quarter ended 9/30/11): (3.67)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Target Income Series	1 Year	Since Inception	Inception Date
CLASS K	2.38%	4.61%	Mar 28, 2008
CLASS K Return After Taxes on Distributions	1.08%	3.54%	Mar 28, 2008
CLASS K Return After Taxes on Distributions and Sale of Series Shares	2.48%	3.46%	Mar 28, 2008
CLASS I	2.63%	4.87%	Mar 28, 2008
CLASS R	2.21%	4.36%	Mar 28, 2008
CLASS C	1.69%	3.83%	Mar 28, 2008
Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	5.97%	5.60%	Mar 31, 2008
Target Income Blended Index (reflect no deduction for fees, expenses, or taxes)	4.39%	4.81%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Target Income Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1],[2]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	997
1 Year	rr_AverageAnnualReturnYear01	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1],[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,287
Annual Return 2009	rr_AnnualReturn2009	10.48%
Annual Return 2010	rr_AnnualReturn2010	9.27%
Annual Return 2011	rr_AnnualReturn2011	2.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.67%)
1 Year	rr_AverageAnnualReturnYear01	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | CLASS K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | CLASS K | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1],[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,572
1 Year	rr_AverageAnnualReturnYear01	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[1],[2]
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,120
1 Year	rr_AverageAnnualReturnYear01	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target Income Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective, capital appreciation consistent with its asset allocation strategy.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series seeks to achieve its investment objective by investing in the Manning & Napier Pro-Blend® Conservative Term Series. The Pro-Blend® Conservative Term Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Pro-Blend® Conservative Term Series typically focuses on investment grade fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series' investment in the Manning & Napier Pro-Blend® Conservative Term Series is expected to remain fixed over time. However, the Advisor may invest a limited portion of the Series' assets in the Manning & Napier Pro-Blend® Moderate Term Series if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the Pro-Blend® Conservative Term Series, its assets, or its asset allocation strategies.

The Series is currently 100% invested in the Pro-Blend Conservative Term Series. As of December 31, 2011, the Pro-Blend Conservative Term Series was invested in 24.35% stocks, 72.43% bonds, and 3.22% cash.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management and asset allocation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Series is intended for investors currently in retirement or with other conservative investment objectives whose primary investment objective is current income, and who are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Target Income Series is expected to be the least volatile of all the Target Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying fund and the allocation of the underlying fund's assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. There is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Conservative Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — This is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — This is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than- market rates of interest, which could hurt the fund's yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target Income Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (5%), the Russell 3000® Index (15%), and the Barclays Capital Intermediate U.S. Aggregate Bond Index (80%). The Target Income Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target Income Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (5%), the Russell 3000® Index (15%), and the Barclays Capital Intermediate U.S. Aggregate Bond Index (80%).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target Income Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/09): 6.04% Lowest (quarter ended 9/30/11): (3.67)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Target Income Series | Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target Income Series | Target Income Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2010 Series
Target 2010 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Target 2010 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target 2010 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fee		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.37%	0.35%	0.36%	0.35%
Acquired Fund Fees and Expenses (AFFE)		0.81%	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	[1]	1.18%	1.41%	1.67%	2.16%
Less Fee Waiver and/or Expense Reimbursement		(0.32%)	(0.30%)	(0.31%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.86%	1.11%	1.36%	1.86%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Target 2010 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	88	113	138	189
3 Years	274	353	431	585
5 Years	477	612	745	1,006
10 Years	1,152	1,435	1,719	2,257

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 48% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

•Manning & Napier Pro-Blend® Conservative Term Series	40%

•Manning & Napier Pro-Blend® Moderate Term Series	60%

•Manning & Napier Pro-Blend® Extended Term Series	0%

•Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2011, the asset allocation of the Pro-Blend Moderate Term Series was 47.28% stocks, 49.74% bonds, and 2.98% cash and that of the Pro-Blend Conservative Term Series was 24.35% stocks, 72.43% bonds, and 3.22% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Moderate Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets. The Pro-Blend® Conservative Term Series invests primarily in investment grade short- to intermediate-term fixed income securities. The Pro-Blend® Conservative Term Series may invest in U.S. Treasury securities, mortgage-backed securities, and corporate bonds.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series, but less volatile than the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Conservative Term Series and Pro-Blend® Moderate Term Series, the Series will be subject to the risks associated with each Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2010 Blended Index, which is 80% of a 10%/30%/60% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (10%), the Russell 3000® Index (30%), and the Barclays Capital U.S. Aggregate Bond Index (60%); and 20% of a 5%/15%/80% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (5%), the Russell 3000® Index (15%), and the Barclays Capital Intermediate U.S. Aggregate Bond Index (80%). The Target 2010 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Target 2010 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 9/30/09): 9.96% Lowest (quarter ended 9/30/11): (7.84)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Target 2010 Series	1 Year	Since Inception	Inception Date
CLASS K	0.28%	3.31%	Mar 28, 2008
CLASS K Return After Taxes on Distributions	(1.79%)	2.28%	Mar 28, 2008
CLASS K Return After Taxes on Distributions and Sale of Series Shares	2.15%	2.55%	Mar 28, 2008
CLASS I	0.54%	3.57%	Mar 28, 2008
CLASS R	0.06%	3.06%	Mar 28, 2008
CLASS C	(0.45%)	2.59%	Mar 28, 2008
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.21%	Mar 31, 2008
Target 2010 Blended Index (reflect no deduction for fees, expenses, or taxes)	3.96%	4.21%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Target 2010 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[1],[2]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,152
1 Year	rr_AverageAnnualReturnYear01	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[1],[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,435
Annual Return 2009	rr_AnnualReturn2009	18.80%
Annual Return 2010	rr_AnnualReturn2010	10.66%
Annual Return 2011	rr_AnnualReturn2011	0.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.84%)
1 Year	rr_AverageAnnualReturnYear01	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | CLASS K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | CLASS K | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%	[1],[2]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,719
1 Year	rr_AverageAnnualReturnYear01	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%	[1],[2]
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,257
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2010 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2010 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

•Manning & Napier Pro-Blend® Conservative Term Series	40%

•Manning & Napier Pro-Blend® Moderate Term Series	60%

•Manning & Napier Pro-Blend® Extended Term Series	0%

•Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2011, the asset allocation of the Pro-Blend Moderate Term Series was 47.28% stocks, 49.74% bonds, and 2.98% cash and that of the Pro-Blend Conservative Term Series was 24.35% stocks, 72.43% bonds, and 3.22% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Moderate Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets. The Pro-Blend® Conservative Term Series invests primarily in investment grade short- to intermediate-term fixed income securities. The Pro-Blend® Conservative Term Series may invest in U.S. Treasury securities, mortgage-backed securities, and corporate bonds.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series, but less volatile than the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Conservative Term Series and Pro-Blend® Moderate Term Series, the Series will be subject to the risks associated with each Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2010 Blended Index, which is 80% of a 10%/30%/60% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (10%), the Russell 3000® Index (30%), and the Barclays Capital U.S. Aggregate Bond Index (60%); and 20% of a 5%/15%/80% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (5%), the Russell 3000® Index (15%), and the Barclays Capital Intermediate U.S. Aggregate Bond Index (80%). The Target 2010 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2010 Blended Index, which is 80% of a 10%/30%/60% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (10%), the Russell 3000® Index (30%), and the Barclays Capital U.S. Aggregate Bond Index (60%); and 20% of a 5%/15%/80% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (5%), the Russell 3000® Index (15%), and the Barclays Capital Intermediate U.S. Aggregate Bond Index (80%).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target 2010 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/09): 9.96% Lowest (quarter ended 9/30/11): (7.84)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Target 2010 Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2010 Series | Target 2010 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2020 Series
Target 2020 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Target 2020 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target 2020 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.16%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses (AFFE)		0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	1.00%	1.24%	1.49%	1.99%
Less Fee Waiver and/or Expense Reimbursement		(0.11%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.89%	1.14%	1.39%	1.89%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Target 2020 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	91	116	142	192
3 Years	284	362	440	594
5 Years	493	628	761	1,021
10 Years	1,127	1,414	1,696	2,237

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 49% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

• Manning & Napier Pro-Blend® Conservative Term Series	0%

• Manning & Napier Pro-Blend® Moderate Term Series	50%

• Manning & Napier Pro-Blend® Extended Term Series	50%

• Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2011, the asset allocation of the Pro-Blend Moderate Term Series was 47.28% stocks, 49.74% bonds, and 2.98% cash, and that of the Pro-Blend Extended Term Series was 61.06% stocks, 35.96% bonds, and 2.98% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. Both Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income and Target 2010 Series, but less volatile than the Target 2030, Target 2040 and Target 2050 Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2020 Blended Index, which is 60% of a 15%/40%/45% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (15%), the Russell 3000® Index (40%), and the Barclays Capital U.S. Aggregate Bond Index (45%); and 40% of a 10%/30%/60% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (10%), the Russell 3000® Index (30%), and the Barclays Capital U.S. Aggregate Bond Index (60%). The Target 2020 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Target 2020 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/09): 13.64% Lowest (quarter ended 9/30/11):(10.53)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Target 2020 Series	1 Year	Since Inception	Inception Date
CLASS K	(0.99%)	2.63%	Mar 28, 2008
CLASS K Return After Taxes on Distributions	(2.58%)	1.70%	Mar 28, 2008
CLASS K Return After Taxes on Distributions and Sale of Series Shares	0.98%	2.04%	Mar 28, 2008
CLASS I	(0.71%)	2.89%	Mar 28, 2008
CLASS R	(1.21%)	2.34%	Mar 28, 2008
CLASS C	(1.73%)	1.86%	Mar 28, 2008
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.21%	Mar 31, 2008
Target 2020 Blended Index (reflect no deduction for fees, expenses, or taxes)	2.77%	3.27%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Target 2020 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[1],[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,127
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[1],[2]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,414
Annual Return 2009	rr_AnnualReturn2009	24.21%
Annual Return 2010	rr_AnnualReturn2010	12.37%
Annual Return 2011	rr_AnnualReturn2011	(0.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.53%)
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | CLASS K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | CLASS K | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[1],[2]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,696
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[1],[2]
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,237
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2020 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2020 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

• Manning & Napier Pro-Blend® Conservative Term Series	0%

• Manning & Napier Pro-Blend® Moderate Term Series	50%

• Manning & Napier Pro-Blend® Extended Term Series	50%

• Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2011, the asset allocation of the Pro-Blend Moderate Term Series was 47.28% stocks, 49.74% bonds, and 2.98% cash, and that of the Pro-Blend Extended Term Series was 61.06% stocks, 35.96% bonds, and 2.98% cash.

The Pro-Blend® Moderate Term Series invests primarily in common stocks and investment grade intermediate- to long-term fixed income securities. The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. Both Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income and Target 2010 Series, but less volatile than the Target 2030, Target 2040 and Target 2050 Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2020 Blended Index, which is 60% of a 15%/40%/45% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (15%), the Russell 3000® Index (40%), and the Barclays Capital U.S. Aggregate Bond Index (45%); and 40% of a 10%/30%/60% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (10%), the Russell 3000® Index (30%), and the Barclays Capital U.S. Aggregate Bond Index (60%). The Target 2020 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2020 Blended Index, which is 60% of a 15%/40%/45% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (15%), the Russell 3000® Index (40%), and the Barclays Capital U.S. Aggregate Bond Index (45%); and 40% of a 10%/30%/60% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (10%), the Russell 3000® Index (30%), and the Barclays Capital U.S. Aggregate Bond Index (60%).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target 2020 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/09): 13.64% Lowest (quarter ended 9/30/11):(10.53)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Target 2020 Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2020 Series | Target 2020 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2030 Series
Target 2030 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Target 2030 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target 2030 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.17%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses (AFFE)		0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	1.01%	1.25%	1.50%	2.00%
Less Fee Waiver and/or Expense Reimbursement		(0.12%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.89%	1.14%	1.39%	1.89%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Target 2030 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	91	116	142	192
3 Years	284	362	440	594
5 Years	493	628	761	1,021
10 Years	1,130	1,417	1,698	2,240

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 40% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

• Manning & Napier Pro-Blend® Conservative Term Series	0%

• Manning & Napier Pro-Blend® Moderate Term Series	0%

• Manning & Napier Pro-Blend® Extended Term Series	100%

• Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2011, the asset allocation of the Pro-Blend Extended Term Series was 61.06% stocks, 35.96% bonds, and 2.98% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Extended Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income, Target 2010 and Target 2020 Series, but less volatile than the Target 2040 and Target 2050 Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2030 Blended Index, which is 80% of a 15%/40%/45% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (15%), the Russell 3000® Index (40%), and the Barclays Capital U.S. Aggregate Bond Index (45%); and 20% of a 20%/65%/15% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%). The Target 2030 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Target 2030 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/09): 16.20% Lowest (quarter ended 9/30/11): (12.67)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Target 2030 Series	1 Year	Since Inception	Inception Date
CLASS K	(2.70%)	1.84%	Mar 28, 2008
CLASS K Return After Taxes on Distributions	(4.10%)	0.96%	Mar 28, 2008
CLASS K Return After Taxes on Distributions and Sale of Series Shares	(0.15%)	1.34%	Mar 28, 2008
CLASS I	(2.31%)	2.17%	Mar 28, 2008
CLASS R	(2.82%)	1.65%	Mar 28, 2008
CLASS C	(3.32%)	1.18%	Mar 28, 2008
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.21%	Mar 31, 2008
Target 2030 Blended Index (reflect no deduction for fees, expenses, or taxes)	1.47%	1.97%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Target 2030 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[1],[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,130
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[1],[2]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,417
Annual Return 2009	rr_AnnualReturn2009	29.92%
Annual Return 2010	rr_AnnualReturn2010	13.47%
Annual Return 2011	rr_AnnualReturn2011	(2.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.67%)
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | CLASS K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | CLASS K | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[1],[2]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,698
1 Year	rr_AverageAnnualReturnYear01	(2.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[1],[2]
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,240
1 Year	rr_AverageAnnualReturnYear01	(3.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2030 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2030 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

• Manning & Napier Pro-Blend® Conservative Term Series	0%

• Manning & Napier Pro-Blend® Moderate Term Series	0%

• Manning & Napier Pro-Blend® Extended Term Series	100%

• Manning & Napier Pro-Blend® Maximum Term Series	0%

As of December 31, 2011, the asset allocation of the Pro-Blend Extended Term Series was 61.06% stocks, 35.96% bonds, and 2.98% cash.

The Pro-Blend® Extended Term Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, investment grade fixed income securities. The Pro-Blend® Extended Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income, Target 2010 and Target 2020 Series, but less volatile than the Target 2040 and Target 2050 Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investments in the Pro-Blend® Extended Term Series, the Series will be subject to the risks associated with those Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2030 Blended Index, which is 80% of a 15%/40%/45% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (15%), the Russell 3000® Index (40%), and the Barclays Capital U.S. Aggregate Bond Index (45%); and 20% of a 20%/65%/15% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%). The Target 2030 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2030 Blended Index, which is 80% of a 15%/40%/45% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (15%), the Russell 3000® Index (40%), and the Barclays Capital U.S. Aggregate Bond Index (45%); and 20% of a 20%/65%/15% Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target 2030 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/09): 16.20% Lowest (quarter ended 9/30/11): (12.67)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Target 2030 Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2030 Series | Target 2030 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2040 Series
Target 2040 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Target 2040 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target 2040 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.23%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses (AFFE)		0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	[1]	1.08%	1.32%	1.57%	2.07%
Less Fee Waiver and/or Expense Reimbursement		(0.18%)	(0.17%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.90%	1.15%	1.40%	1.90%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Target 2040 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	92	117	143	193
3 Years	287	365	443	597
5 Years	498	633	766	1,026
10 Years	1,159	1,445	1,726	2,266

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 19% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

• Manning & Napier Pro-Blend® Conservative Term Series	0%

• Manning & Napier Pro-Blend® Moderate Term Series	0%

• Manning & Napier Pro-Blend® Extended Term Series	0%

• Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2011, the asset allocation of the Pro-Blend Maximum Term Series was 86.08% stocks, 9.81% bonds, and 4.11% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income, Target 2010, Target 2020 and Target 2030 Series, but less volatile than the Target 2050 Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2040 Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%). The Target 2040 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Target 2040 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/09): 18.67% Lowest (quarter ended 9/30/11):16.98%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Target 2040 Series	1 Year	Since Inception	Inception Date
CLASS K	(7.33%)	0.92%	Mar 28, 2008
CLASS K Return After Taxes on Distributions	(8.23%)	0.46%	Mar 28, 2008
CLASS K Return After Taxes on Distributions and Sale of Series Shares	(3.61%)	0.74%	Mar 28, 2008
CLASS I	(6.95%)	1.23%	Mar 28, 2008
CLASS R	(7.47%)	0.72%	Mar 28, 2008
CLASS C	(7.98%)	0.24%	Mar 28, 2008
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	1.32%	Mar 31, 2008
Target 2040 Blended Index (reflect no deduction for fees, expenses, or taxes)	(0.90%)	1.06%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Target 2040 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1],[2]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,159
1 Year	rr_AverageAnnualReturnYear01	(6.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1],[2]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,445
Annual Return 2009	rr_AnnualReturn2009	35.10%
Annual Return 2010	rr_AnnualReturn2010	14.18%
Annual Return 2011	rr_AnnualReturn2011	(7.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	16.98%
1 Year	rr_AverageAnnualReturnYear01	(7.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | CLASS K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | CLASS K | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1],[2]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,726
1 Year	rr_AverageAnnualReturnYear01	(7.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[1],[2]
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	2,266
1 Year	rr_AverageAnnualReturnYear01	(7.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2040 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2040 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

• Manning & Napier Pro-Blend® Conservative Term Series	0%

• Manning & Napier Pro-Blend® Moderate Term Series	0%

• Manning & Napier Pro-Blend® Extended Term Series	0%

• Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2011, the asset allocation of the Pro-Blend Maximum Term Series was 86.08% stocks, 9.81% bonds, and 4.11% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income, Target 2010, Target 2020 and Target 2030 Series, but less volatile than the Target 2050 Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2040 Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%). The Target 2040 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2040 Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

		CALENDAR YEARS ENDED DECEMBER 31 Target 2040 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/09): 18.67% Lowest (quarter ended 9/30/11):16.98%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Target 2040 Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2040 Series | Target 2040 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Target 2050 Series
Target 2050 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Target 2050 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target 2050 Series		CLASS I	CLASS K	CLASS R	CLASS C
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	1.00%
Other Expenses		0.62%	0.59%	0.59%	0.60%
Acquired Fund Fees and Expenses (AFFE)		0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	[1]	1.47%	1.69%	1.94%	2.45%
Less Fee Waiver and/or Expense Reimbursement		(0.57%)	(0.54%)	(0.54%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.90%	1.15%	1.40%	1.90%
[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Target 2050 Series (USD $)	CLASS I	CLASS K	CLASS R	CLASS C
1 Year	92	117	143	193
3 Years	287	365	443	597
5 Years	498	633	766	1,026
10 Years	1,269	1,547	1,825	2,363

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 10% of the average value of its portfolio.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

• Manning & Napier Pro-Blend® Conservative Term Series	0%
• Manning & Napier Pro-Blend® Moderate Term Series	0%
• Manning & Napier Pro-Blend® Extended Term Series	0%
• Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2011, the asset allocation of the Pro-Blend Maximum Term Series was 86.08% stocks, 9.81% bonds, and 4.11% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Principal Risks of Investing in the Series

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and each of the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2050 Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%). The Target 2050 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Target 2050 Series – Class K Shares % Total Return

Quarterly Returns Highest (quarter ended 6/30/09): 19.73% Lowest (quarter ended 9/30/11): (16.92)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Target 2050 Series	1 Year	Since Inception	Inception Date
CLASS K	(7.22%)	1.42%	Mar 28, 2008
CLASS K Return After Taxes on Distributions	(7.62%)	1.04%	Mar 28, 2008
CLASS K Return After Taxes on Distributions and Sale of Series Shares	(4.18%)	1.12%	Mar 28, 2008
CLASS I	(7.04%)	1.70%	Mar 28, 2008
CLASS R	(7.50%)	1.18%	Mar 28, 2008
CLASS C	(7.87%)	0.69%	Mar 28, 2008
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	1.32%	Mar 31, 2008
Target 2050 Blended Index (reflect no deduction for fees, expenses, or taxes)	(0.90%)	1.06%	Mar 31, 2008

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Target 2050 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1],[2]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,269
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1],[2]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,547
Annual Return 2009	rr_AnnualReturn2009	34.40%
Annual Return 2010	rr_AnnualReturn2010	14.07%
Annual Return 2011	rr_AnnualReturn2011	(7.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.92%)
1 Year	rr_AverageAnnualReturnYear01	(7.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | CLASS K | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | CLASS K | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1],[2]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,825
1 Year	rr_AverageAnnualReturnYear01	(7.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[1],[2]
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	2,363
1 Year	rr_AverageAnnualReturnYear01	(7.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2008
Target 2050 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2050 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, and cash. In general, the Series' target allocation to stocks will decrease and its allocation to bonds and cash investments will increase as the Series approaches its target date. The Series' target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series' investment approach is expected to become more conservative over time. Within six years after the target date, the Series' asset allocation is expected to closely match that of the Target Income Series.

The Series' current target allocation among the underlying funds is as follows:

• Manning & Napier Pro-Blend® Conservative Term Series	0%
• Manning & Napier Pro-Blend® Moderate Term Series	0%
• Manning & Napier Pro-Blend® Extended Term Series	0%
• Manning & Napier Pro-Blend® Maximum Term Series	100%

As of December 31, 2011, the asset allocation of the Pro-Blend Maximum Term Series was 86.08% stocks, 9.81% bonds, and 4.11% cash.

The Pro-Blend® Maximum Term Series invests primarily in common stocks, but may invest to a lesser extent in investment grade fixed income securities of any maturity. The Pro-Blend® Maximum Term Series may invest in U.S. and foreign stocks and American Depository Receipts, including those in emerging markets.

At any given time, however, the Series' actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation if circumstances warrant a change.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series' name; and (iii) are willing to accept the risks associated with the Series' asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and each of the other Target Date Series.

The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. You may experience losses in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series' direct investment in these securities is subject to the same or similar risks as those described for an underlying fund's investment in the same security. Please see "Principal Risks of the Underlying Funds" for a description of these risks.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals may impact the Series' liquidity and net asset value (NAV).

Through its investment in the Pro-Blend® Maximum Term Series, the Series will be subject to the risks associated with that Series' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Fixed income risk — The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund's shares. Redemptions by these institutions or individuals in an underlying fund may impact the fund's liquidity and net asset value (NAV).

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2050 Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%). The Target 2050 Blended Index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a Target 2050 Blended Index, which is made up of the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S. (20%), the Russell 3000® Index (65%), and the Barclays Capital U.S. Aggregate Bond Index (15%).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Target 2050 Series – Class K Shares % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/09): 19.73% Lowest (quarter ended 9/30/11): (16.92)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from March 28, 2008, the Series' inception date. Performance numbers for the indices are calculated from March 31, 2008. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Target 2050 Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Target 2050 Series | Target 2050 Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Class A Shares | Tax Managed Series
Tax Managed Series – Class A Summary Section
Investment Goal
The Series' investment objective is to provide maximum long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
TAX MANAGED SERIES – CLASS A Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class A Shares Tax Managed Series Class A
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class A Shares Tax Managed Series Class A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.25%
Less Fee Waiver and/or Expense Reimbursement		(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.21%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2013 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A Shares Tax Managed Series Class A	123	393	682	1,508

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was  57% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or breakup value.

While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

•	Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.

•	When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.

•	When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.

•	When appropriate, selling depreciated securities to realize losses to offset realized capital gains.

•	When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.

•	When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

•	The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

•	Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

TAX MANAGED SERIES – CLASS A SHARES % TOTAL RETURN

Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): (24.90)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class A Shares Tax Managed Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(8.50%)	(0.21%)	4.46%	8.11%	Nov 1, 1995
Class A Return After Taxes on Distributions	(8.54%)	(0.35%)	3.97%	7.70%	Nov 1, 1995
Class A Return After Taxes on Distributions and Sale of Series Shares	(5.47%)	(0.18%)	3.83%	7.24%	Nov 1, 1995
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	6.94%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class A Shares | Tax Managed Series | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[1],[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	123
AFTER 3 YEARS	rr_ExpenseExampleYear03	393
AFTER 5 YEARS	rr_ExpenseExampleYear05	682
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,508
Annual Return 2002	rr_AnnualReturn2002	(19.84%)
Annual Return 2003	rr_AnnualReturn2003	26.41%
Annual Return 2004	rr_AnnualReturn2004	17.28%
Annual Return 2005	rr_AnnualReturn2005	6.44%
Annual Return 2006	rr_AnnualReturn2006	23.60%
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	(35.15%)
Annual Return 2009	rr_AnnualReturn2009	38.21%
Annual Return 2010	rr_AnnualReturn2010	14.92%
Annual Return 2011	rr_AnnualReturn2011	(8.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.90%)
1 Year	rr_AverageAnnualReturnYear01	(8.50%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class A Shares | Tax Managed Series | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class A Shares | Tax Managed Series | Class A | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.47%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class A Shares | Tax Managed Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax Managed Series – Class A Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide maximum long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	TAX MANAGED SERIES – CLASS A Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was  57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or breakup value.

While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

•	Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.

•	When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.

•	When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.

•	When appropriate, selling depreciated securities to realize losses to offset realized capital gains.

•	When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.

•	When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

•	The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

•	Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TAX MANAGED SERIES – CLASS A SHARES % TOTAL RETURN
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): (24.90)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A Shares | Tax Managed Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2013 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Equity Series
Equity Series Summary Section
Investment Goal
The Series' investment objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
EQUITY SERIES Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Equity Series
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Equity Series
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.08%
Less Fee Waiver and/or Expense Reimbursement		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.06%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.05% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2013 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Equity Series	108	341	594	1,315

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.

Principal Investment Strategies

The Series will, under normal circumstances, invest at least 80% of its assets in equity securities. The Series invests primarily in common stocks of U.S. issuers. The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or breakup value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust (the Collective), which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

EQUITY SERIES % TOTAL RETURN

Quarterly Returns Highest (quarter ended 6/30/2009): 20.82% Lowest (quarter ended 12/31/2008): (26.54)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns -	1 Year	5 Years	10 Years	Since Inception	Inception Date
Equity Series	(6.05%)	(0.28%)	4.55%	6.03%	May 1, 1998
Equity Series Return After Taxes on Distributions	(6.61%)	(0.66%)			May 1, 1998
Equity Series Return After Taxes on Distributions and Sale of Series Shares	(3.23%)	(0.35%)			May 1, 1998
Equity Series Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	3.12%	May 1, 1998

Performance numbers for the Series and index are calculated from May 1, 1998, the Collective's inception date. Historical after-tax returns are not presented for certain periods because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Equity Series | Equity Series
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[1],[2]
AFTER 1 YEAR	rr_ExpenseExampleYear01	108
AFTER 3 YEARS	rr_ExpenseExampleYear03	341
AFTER 5 YEARS	rr_ExpenseExampleYear05	594
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,315
Annual Return 2002	rr_AnnualReturn2002	(19.55%)
Annual Return 2003	rr_AnnualReturn2003	27.40%
Annual Return 2004	rr_AnnualReturn2004	15.87%
Annual Return 2005	rr_AnnualReturn2005	10.44%
Annual Return 2006	rr_AnnualReturn2006	20.65%
Annual Return 2007	rr_AnnualReturn2007	3.73%
Annual Return 2008	rr_AnnualReturn2008	(36.32%)
Annual Return 2009	rr_AnnualReturn2009	39.58%
Annual Return 2010	rr_AnnualReturn2010	13.87%
Annual Return 2011	rr_AnnualReturn2011	(6.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.54%)
1 Year	rr_AverageAnnualReturnYear01	(6.05%)
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
10 Years	rr_AverageAnnualReturnYear10	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Equity Series | Equity Series | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Equity Series | Equity Series | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Equity Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	EQUITY SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series will, under normal circumstances, invest at least 80% of its assets in equity securities. The Series invests primarily in common stocks of U.S. issuers. The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or breakup value.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Performance figures prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust (the Collective), which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (1940 Act), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	EQUITY SERIES % TOTAL RETURN
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 20.82% Lowest (quarter ended 12/31/2008): (26.54)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series and index are calculated from May 1, 1998, the Collective's inception date. Historical after-tax returns are not presented for certain periods because prior to its reorganization, the Collective was not required to distribute income to investors annually. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Equity Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.05% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least February 28, 2013 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Class I Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series' primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
PRO-BLEND® CONSERVATIVE TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class I Shares Pro-Blend(R) Conservative Term Series Class I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class I Shares Pro-Blend(R) Conservative Term Series Class I
Management Fees		0.60%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.70%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I Shares Pro-Blend(R) Conservative Term Series Class I	72	224	390	871

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, mortgage-backed securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 6.06% Lowest (quarter ended 9/30/2011): (3.62)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class I Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	2.72%	4.81%	5.44%	5.99%	Nov 1, 1995
Class S Return After Taxes on Distributions	1.63%	3.69%	4.34%	4.50%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	2.23%	3.59%	4.16%	4.35%	Nov 1, 1995
Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%	6.01%	Nov 1, 1995
5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)	4.39%	5.05%	5.42%	6.35%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class I Shares | Pro-Blend(R) Conservative Term Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	72
AFTER 3 YEARS	rr_ExpenseExampleYear03	224
AFTER 5 YEARS	rr_ExpenseExampleYear05	390
AFTER 10 YEARS	rr_ExpenseExampleYear10	871
Class I Shares | Pro-Blend(R) Conservative Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	4.25%
Annual Return 2003	rr_AnnualReturn2003	7.07%
Annual Return 2004	rr_AnnualReturn2004	6.25%
Annual Return 2005	rr_AnnualReturn2005	4.26%
Annual Return 2006	rr_AnnualReturn2006	8.56%
Annual Return 2007	rr_AnnualReturn2007	6.47%
Annual Return 2008	rr_AnnualReturn2008	(5.04%)
Annual Return 2009	rr_AnnualReturn2009	11.26%
Annual Return 2010	rr_AnnualReturn2010	9.55%
Annual Return 2011	rr_AnnualReturn2011	2.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.62%)
1 Year	rr_AverageAnnualReturnYear01	2.72%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.63%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.23%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND® CONSERVATIVE TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in fixed income securities, including U.S. Treasury securities, mortgage-backed securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 6.06% Lowest (quarter ended 9/30/2011): (3.62)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Conservative Term Series | 5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class I Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.

PRO-BLEND® MODERATE TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class I Shares Pro-Blend(R) Moderate Term Series Class I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class I Shares Pro-Blend(R) Moderate Term Series Class I
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.83%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I Shares Pro-Blend(R) Moderate Term Series Class I	85	265	460	1,025

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Pro-Blend Moderate Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 10.01% Lowest (quarter ended 12/31/2008): (11.73)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class I Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	0.17%	2.86%	5.18%	6.83%	Sep 15, 1993
Class S Return After Taxes on Distributions	(1.08%)	1.81%	4.18%	5.06%	Sep 15, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	0.92%	2.06%	4.09%	4.98%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.19%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	3.84%	4.09%	5.56%	6.91%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993.The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class I Shares | Pro-Blend(R) Moderate Term Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	85
AFTER 3 YEARS	rr_ExpenseExampleYear03	265
AFTER 5 YEARS	rr_ExpenseExampleYear05	460
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,025
Class I Shares | Pro-Blend(R) Moderate Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(6.69%)
Annual Return 2003	rr_AnnualReturn2003	15.07%
Annual Return 2004	rr_AnnualReturn2004	10.50%
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	13.92%
Annual Return 2007	rr_AnnualReturn2007	6.34%
Annual Return 2008	rr_AnnualReturn2008	(18.41%)
Annual Return 2009	rr_AnnualReturn2009	19.24%
Annual Return 2010	rr_AnnualReturn2010	10.92%
Annual Return 2011	rr_AnnualReturn2011	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.73%)
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class I Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class I Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class I Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

		PRO-BLEND® MODERATE TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31

		Pro-Blend Moderate Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 10.01% Lowest (quarter ended 12/31/2008): (11.73)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993.The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class I Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class I Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series' primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
PRO-BLEND® EXTENDED TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class I Shares Pro-Blend(R) Extended Term Series Class I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class I Shares Pro-Blend(R) Extended Term Series Class I
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.84%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I Shares Pro-Blend(R) Extended Term Series Class I	86	268	466	1,037

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.74% Lowest (quarter ended 12/31/2008): (16.13)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class I Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(1.14%)	2.21%	5.53%	8.41%	Oct 12, 1993
Class S Return After Taxes on Distributions	(2.32%)	1.19%	4.54%	6.50%	Oct 12, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	0.41%	1.61%	4.50%	6.38%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.20%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	2.05%	3.00%	5.39%	7.00%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class I Shares | Pro-Blend(R) Extended Term Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	86
AFTER 3 YEARS	rr_ExpenseExampleYear03	268
AFTER 5 YEARS	rr_ExpenseExampleYear05	466
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,037
Class I Shares | Pro-Blend(R) Extended Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(9.99%)
Annual Return 2003	rr_AnnualReturn2003	19.72%
Annual Return 2004	rr_AnnualReturn2004	13.12%
Annual Return 2005	rr_AnnualReturn2005	7.58%
Annual Return 2006	rr_AnnualReturn2006	17.13%
Annual Return 2007	rr_AnnualReturn2007	6.94%
Annual Return 2008	rr_AnnualReturn2008	(25.31%)
Annual Return 2009	rr_AnnualReturn2009	24.61%
Annual Return 2010	rr_AnnualReturn2010	13.15%
Annual Return 2011	rr_AnnualReturn2011	(1.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.13%)
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.32%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class I Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND® EXTENDED TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.74% Lowest (quarter ended 12/31/2008): (16.13)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class I Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class I Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series' objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
PRO-BLEND MAXIMUM TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class I Shares Pro-Blend(R) Maximum Term Series Class I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class I Shares Pro-Blend(R) Maximum Term Series Class I
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.85%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I Shares Pro-Blend(R) Maximum Term Series Class I	87	271	471	1,049

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.80% Lowest (quarter ended 12/31/2008): (23.94)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class I Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(6.85%)	(0.06%)	4.68%	8.36%	Nov 1, 1995
Class S Return After Taxes on Distributions	(7.01%)	(0.69%)	3.97%	6.65%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	(4.22%)	(0.20%)	3.88%	6.47%	Nov 1, 1995
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	6.94%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	(0.90%)	0.68%	4.67%	6.70%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class I Shares | Pro-Blend(R) Maximum Term Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	87
AFTER 3 YEARS	rr_ExpenseExampleYear03	271
AFTER 5 YEARS	rr_ExpenseExampleYear05	471
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,049
Class I Shares | Pro-Blend(R) Maximum Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(18.31%)
Annual Return 2003	rr_AnnualReturn2003	29.52%
Annual Return 2004	rr_AnnualReturn2004	15.73%
Annual Return 2005	rr_AnnualReturn2005	7.47%
Annual Return 2006	rr_AnnualReturn2006	20.49%
Annual Return 2007	rr_AnnualReturn2007	6.00%
Annual Return 2008	rr_AnnualReturn2008	(35.41%)
Annual Return 2009	rr_AnnualReturn2009	36.41%
Annual Return 2010	rr_AnnualReturn2010	14.46%
Annual Return 2011	rr_AnnualReturn2011	(6.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	4.68%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.01%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.22%)
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
10 Years	rr_AverageAnnualReturnYear10	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MAXIMUM TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.80% Lowest (quarter ended 12/31/2008): (23.94)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series' Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I Shares | Pro-Blend(R) Maximum Term Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class I Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class C Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series' primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
PRO-BLEND CONSERVATIVE TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class C Shares Pro-Blend(R) Conservative Term Series Class C
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class C Shares Pro-Blend(R) Conservative Term Series Class C
Management Fees		0.60%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.70%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C Shares Pro-Blend(R) Conservative Term Series Class C	173	536	923	2,009

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or payment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 5.91% Lowest (quarter ended 9/30/2011): (4.00)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class C Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	1.64%	3.87%	4.60%	5.19%	Nov 1, 1995
Class S Return After Taxes on Distributions	0.80%	3.42%	4.37%	5.05%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	1.51%	3.14%	3.92%	4.56%	Nov 1, 1995
Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%	6.01%	Nov 1, 1995
5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)	4.39%	5.05%	5.42%	6.35%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class C Shares | Pro-Blend(R) Conservative Term Series | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	173
AFTER 3 YEARS	rr_ExpenseExampleYear03	536
AFTER 5 YEARS	rr_ExpenseExampleYear05	923
AFTER 10 YEARS	rr_ExpenseExampleYear10	2,009
Class C Shares | Pro-Blend(R) Conservative Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	3.57%
Annual Return 2003	rr_AnnualReturn2003	6.20%
Annual Return 2004	rr_AnnualReturn2004	5.58%
Annual Return 2005	rr_AnnualReturn2005	3.56%
Annual Return 2006	rr_AnnualReturn2006	7.83%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	(5.73%)
Annual Return 2009	rr_AnnualReturn2009	10.06%
Annual Return 2010	rr_AnnualReturn2010	8.53%
Annual Return 2011	rr_AnnualReturn2011	1.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.80%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND CONSERVATIVE TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or payment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 5.91% Lowest (quarter ended 9/30/2011): (4.00)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class C Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Conservative Term Series | 5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class C Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
PRO-BLEND MODERATE TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class C Shares Pro-Blend(R) Moderate Term Series Class C
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class C Shares Pro-Blend(R) Moderate Term Series Class C
Management Fees		0.75%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.83%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C Shares Pro-Blend(R) Moderate Term Series Class C	186	576	990	2,148

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or payment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 9.70% Lowest (quarter ended 12/31/2008): (11.92)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class C Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(0.75%)	1.92%	4.35%	6.06%	Sep 15, 1993
Class S Return After Taxes on Distributions	(1.72%)	1.59%	4.19%	5.97%	Sep 15, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	0.25%	1.55%	3.76%	5.43%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.19%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	3.84%	4.09%	5.56%	6.91%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class C Shares | Pro-Blend(R) Moderate Term Series | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	186
AFTER 3 YEARS	rr_ExpenseExampleYear03	576
AFTER 5 YEARS	rr_ExpenseExampleYear05	990
AFTER 10 YEARS	rr_ExpenseExampleYear10	2,148
Class C Shares | Pro-Blend(R) Moderate Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(7.21%)
Annual Return 2003	rr_AnnualReturn2003	14.33%
Annual Return 2004	rr_AnnualReturn2004	9.73%
Annual Return 2005	rr_AnnualReturn2005	5.83%
Annual Return 2006	rr_AnnualReturn2006	13.09%
Annual Return 2007	rr_AnnualReturn2007	5.58%
Annual Return 2008	rr_AnnualReturn2008	(19.04%)
Annual Return 2009	rr_AnnualReturn2009	17.93%
Annual Return 2010	rr_AnnualReturn2010	9.92%
Annual Return 2011	rr_AnnualReturn2011	(0.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.92%)
1 Year	rr_AverageAnnualReturnYear01	(0.75%)
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class C Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.72%)
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class C Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class C Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MODERATE TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or payment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 9.70% Lowest (quarter ended 12/31/2008): (11.92)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class C Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class C Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class C Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series' primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
PRO-BLEND EXTENDED TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class C Shares Pro-Blend(R) Extended Term Series Class C
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class C Shares Pro-Blend(R) Extended Term Series Class C
Management Fees		0.75%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.84%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C Shares Pro-Blend(R) Extended Term Series Class C	187	579	995	2,159

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or payment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blended Extended Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.46% Lowest (quarter ended 12/31/2008): (16.35)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class C Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(2.06%)	1.29%	4.70%	7.61%	Oct 12, 1993
Class S Return After Taxes on Distributions	(2.99%)	1.02%	4.56%	7.53%	Oct 12, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	(0.36%)	1.05%	4.07%	6.90%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.20%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	2.05%	3.00%	5.39%	7.00%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class C Shares | Pro-Blend(R) Extended Term Series | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	187
AFTER 3 YEARS	rr_ExpenseExampleYear03	579
AFTER 5 YEARS	rr_ExpenseExampleYear05	995
AFTER 10 YEARS	rr_ExpenseExampleYear10	2,159
Class C Shares | Pro-Blend(R) Extended Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(10.61%)
Annual Return 2003	rr_AnnualReturn2003	18.86%
Annual Return 2004	rr_AnnualReturn2004	12.31%
Annual Return 2005	rr_AnnualReturn2005	6.94%
Annual Return 2006	rr_AnnualReturn2006	16.29%
Annual Return 2007	rr_AnnualReturn2007	6.17%
Annual Return 2008	rr_AnnualReturn2008	(25.92%)
Annual Return 2009	rr_AnnualReturn2009	23.54%
Annual Return 2010	rr_AnnualReturn2010	12.07%
Annual Return 2011	rr_AnnualReturn2011	(2.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.35%)
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class C Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.99%)
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	4.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class C Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class C Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND EXTENDED TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or payment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blended Extended Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.46% Lowest (quarter ended 12/31/2008): (16.35)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class C Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class C Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class C Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series' objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
PRO-BLEND MAXIMUM TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class C Shares Pro-Blend(R) Maximum Term Series Class C
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class C Shares Pro-Blend(R) Maximum Term Series Class C
Management Fees		0.75%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.85%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C Shares Pro-Blend(R) Maximum Term Series Class C	188	582	1,001	2,169

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.39% Lowest (quarter ended 12/31/2008): (24.09)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class C Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(7.78%)	(0.98%)	3.86%	7.57%	Nov 1, 1995
Class S Return After Taxes on Distributions	(7.81%)	(1.00%)	3.85%	7.57%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	(5.01%)	(0.83%)	3.35%	6.85%	Nov 1, 1995
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	6.94%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	(0.90%)	0.68%	4.67%	6.70%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class C Shares | Pro-Blend(R) Maximum Term Series | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	188
AFTER 3 YEARS	rr_ExpenseExampleYear03	582
AFTER 5 YEARS	rr_ExpenseExampleYear05	1,001
AFTER 10 YEARS	rr_ExpenseExampleYear10	2,169
Class C Shares | Pro-Blend(R) Maximum Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(18.95%)
Annual Return 2003	rr_AnnualReturn2003	28.80%
Annual Return 2004	rr_AnnualReturn2004	15.04%
Annual Return 2005	rr_AnnualReturn2005	6.71%
Annual Return 2006	rr_AnnualReturn2006	19.65%
Annual Return 2007	rr_AnnualReturn2007	5.26%
Annual Return 2008	rr_AnnualReturn2008	(35.93%)
Annual Return 2009	rr_AnnualReturn2009	35.16%
Annual Return 2010	rr_AnnualReturn2010	13.28%
Annual Return 2011	rr_AnnualReturn2011	(7.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.09%)
1 Year	rr_AverageAnnualReturnYear01	(7.78%)
5 Years	rr_AverageAnnualReturnYear05	(0.98%)
10 Years	rr_AverageAnnualReturnYear10	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.81%)
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
10 Years	rr_AverageAnnualReturnYear10	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.01%)
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
10 Years	rr_AverageAnnualReturnYear10	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class C shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND MAXIMUM TERM SERIES – CLASS C Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class C Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class C Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class C shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.39% Lowest (quarter ended 12/31/2008): (24.09)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class C shares commenced operations on January 4, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of the Class C shares. Because Class C shares of the Series invest in the same portfolio of securities, returns for the Class C shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class C shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class C Shares | Pro-Blend(R) Maximum Term Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class C Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class Z and Class E Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series' primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (paid directly from your investment)
Shareholder Fees - Class Z and Class E Shares Pro-Blend(R) Conservative Term Series (USD $)	Class Z	Class E
Shareholder Fees (paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class Z and Class E Shares Pro-Blend(R) Conservative Term Series	Class Z	Class E
Management Fee	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees	0.75%	0.25%
Other Expenses	0.09%	0.09%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%	0.95%

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class Z and Class E Shares Pro-Blend(R) Conservative Term Series (USD $)	Class Z	Class E
1 Year	148	97
3 Years	459	303
5 Years	792	525
10 Years	1,735	1,166

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series' portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series - Class S Shares % Total return

Quarterly Returns Highest (quarter ended 9/30/2009): 6.05% Lowest (quarter ended 9/30/2011): (3.71)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class Z and Class E Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	2.57%	4.69%	5.38%	5.95%	Nov 1, 1995
Class S Return After Taxes on Distributions	1.74%	3.76%	4.38%	4.52%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	2.04%	3.59%	4.15%	4.34%	Nov 1, 1995
Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%	6.01%	Nov 1, 1995
5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)	4.39%	5.05%	5.42%	6.35%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class Z and Class E Shares | Pro-Blend(R) Conservative Term Series | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
Class Z and Class E Shares | Pro-Blend(R) Conservative Term Series | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Class Z and Class E Shares | Pro-Blend(R) Conservative Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	4.25%
Annual Return 2003	rr_AnnualReturn2003	7.07%
Annual Return 2004	rr_AnnualReturn2004	6.25%
Annual Return 2005	rr_AnnualReturn2005	4.26%
Annual Return 2006	rr_AnnualReturn2006	8.56%
Annual Return 2007	rr_AnnualReturn2007	6.47%
Annual Return 2008	rr_AnnualReturn2008	(5.04%)
Annual Return 2009	rr_AnnualReturn2009	10.94%
Annual Return 2010	rr_AnnualReturn2010	9.32%
Annual Return 2011	rr_AnnualReturn2011	2.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.71%)
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and Class E Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and Class E Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and Class E Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series' portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Conservative Term Series - Class S Shares % Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 6.05% Lowest (quarter ended 9/30/2011): (3.71)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class Z and Class E Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and Class E Shares | Pro-Blend(R) Conservative Term Series | 5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

Class Z and Class E Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (paid directly from your investment)
Shareholder Fees - Class Z and Class E Shares Pro-Blend(R) Moderate Term Series (USD $)	Class Z	Class E
Shareholder Fees (paid directly from your investment)	none	none

Annual fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class Z and Class E Shares Pro-Blend(R) Moderate Term Series	Class Z	Class E
Management Fee	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.75%	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.58%	1.08%

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class Z and Class E Shares Pro-Blend(R) Moderate Term Series (USD $)	Class Z	Class E
1 Year	161	110
3 Years	499	343
5 Years	860	595
10 Years	1,878	1,317

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series' portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available atwww.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series - Class S Shares % Total return

Quarterly Returns Highest (quarter ended 6/30/2009): 9.83% Lowest (quarter ended 12/31/2008): (11.77)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class Z and Class E Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(0.04%)	2.68%	5.09%	6.78%	Sep 15, 1993
Class S Return After Taxes on Distributions	(0.98%)	1.80%	4.18%	5.06%	Sep 15, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	0.62%	1.98%	4.05%	4.95%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.19%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	3.84%	4.09%	5.56%	6.91%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class Z and Class E Shares | Pro-Blend(R) Moderate Term Series | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,878
Class Z and Class E Shares | Pro-Blend(R) Moderate Term Series | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Class Z and Class E Shares | Pro-Blend(R) Moderate Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(6.69%)
Annual Return 2003	rr_AnnualReturn2003	15.07%
Annual Return 2004	rr_AnnualReturn2004	10.50%
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	13.92%
Annual Return 2007	rr_AnnualReturn2007	6.34%
Annual Return 2008	rr_AnnualReturn2008	(18.41%)
Annual Return 2009	rr_AnnualReturn2009	18.91%
Annual Return 2010	rr_AnnualReturn2010	10.70%
Annual Return 2011	rr_AnnualReturn2011	(0.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.77%)
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class Z and Class E Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.98%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class Z and Class E Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class Z and Class E Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series' portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available atwww.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series - Class S Shares % Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 9.83% Lowest (quarter ended 12/31/2008): (11.77)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class Z and Class E Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class Z and Class E Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

Class Z and Class E Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series' primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (paid directly from your investment)
Shareholder Fees - Class Z and Class E Shares Pro-Blend(R) Extended Term Series (USD $)	Class Z	Class E
Shareholder Fees (paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class Z and Class E Shares Pro-Blend(R) Extended Term Series	Class Z	Class E
Management Fee	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.75%	0.25%
Other Expenses	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.59%	1.09%

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class Z and Class E Shares Pro-Blend(R) Extended Term Series (USD $)	Class Z	Class E
1 Year	162	111
3 Years	502	347
5 Years	866	601
10 Years	1,889	1,329

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series' portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore,the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series - Class S Shares % Total return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.72% Lowest (quarter ended 12/31/2008): (16.16)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class Z and Class E Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(1.41%)	2.02%	5.44%	8.35%	Oct 12, 1993
Class S Return After Taxes on Distributions	(2.14%)	1.24%	4.57%	6.52%	Oct 12, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	(0.17%)	1.53%	4.46%	6.36%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.20%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	2.05%	3.00%	5.39%	7.00%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class Z and Class E Shares | Pro-Blend(R) Extended Term Series | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
Class Z and Class E Shares | Pro-Blend(R) Extended Term Series | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
Class Z and Class E Shares | Pro-Blend(R) Extended Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(9.99%)
Annual Return 2003	rr_AnnualReturn2003	19.72%
Annual Return 2004	rr_AnnualReturn2004	13.12%
Annual Return 2005	rr_AnnualReturn2005	7.58%
Annual Return 2006	rr_AnnualReturn2006	17.13%
Annual Return 2007	rr_AnnualReturn2007	6.94%
Annual Return 2008	rr_AnnualReturn2008	(25.31%)
Annual Return 2009	rr_AnnualReturn2009	24.34%
Annual Return 2010	rr_AnnualReturn2010	12.89%
Annual Return 2011	rr_AnnualReturn2011	(1.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class Z and Class E Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class Z and Class E Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.17%)
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class Z and Class E Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series' portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore,the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class Z or E shares were outstanding during the past year; therefore,the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series - Class S Shares % Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.72% Lowest (quarter ended 12/31/2008): (16.16)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class Z or E shares were outstanding during the past year; therefore,the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class Z and Class E Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class Z and Class E Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

Class Z and Class E Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series' objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (paid directly from your investment)
Shareholder Fees - Class Z and Class E Shares Pro-Blend(R) Maximum Term Series (USD $)	Class Z	Class E
Shareholder Fees (paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class Z and Class E Shares Pro-Blend(R) Maximum Term Series	Class Z	Class E
Management Fee	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.75%	0.25%
Other Expenses	0.09%	0.09%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.60%	1.10%

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class Z and Class E Shares Pro-Blend(R) Maximum Term Series (USD $)	Class Z	Class E
1 Year	163	112
3 Years	505	350
5 Years	871	606
10 Years	1,900	1,340

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series - Class S Shares % Total return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.69% Lowest (quarter ended 12/31/2008): (23.94)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class Z and Class E Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(7.11%)	(0.25%)	4.59%	8.30%	Nov 1, 1995
Class S Return After Taxes on Distributions	(7.18%)	(0.79%)	3.92%	6.62%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	(4.52%)	(0.35%)	3.80%	6.42%	Nov 1, 1995
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	6.94%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	(0.90%)	0.68%	4.67%	6.70%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class Z and Class E Shares | Pro-Blend(R) Maximum Term Series | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,900
Class Z and Class E Shares | Pro-Blend(R) Maximum Term Series | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
Class Z and Class E Shares | Pro-Blend(R) Maximum Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(18.31%)
Annual Return 2003	rr_AnnualReturn2003	29.52%
Annual Return 2004	rr_AnnualReturn2004	15.73%
Annual Return 2005	rr_AnnualReturn2005	7.47%
Annual Return 2006	rr_AnnualReturn2006	20.49%
Annual Return 2007	rr_AnnualReturn2007	6.00%
Annual Return 2008	rr_AnnualReturn2008	(35.41%)
Annual Return 2009	rr_AnnualReturn2009	36.11%
Annual Return 2010	rr_AnnualReturn2010	14.08%
Annual Return 2011	rr_AnnualReturn2011	(7.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
1 Year	rr_AverageAnnualReturnYear01	(7.11%)
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and Class E Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.18%)
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
10 Years	rr_AverageAnnualReturnYear10	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and Class E Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.52%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and Class E Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses. The total return table shows how the average annual total returns for the Class S shares for different periods compare to a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series - Class S Shares % Total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.69% Lowest (quarter ended 12/31/2008): (23.94)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class Z or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class Z and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class Z and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class Z and Class E Shares | Pro-Blend(R) Maximum Term Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class Z and Class E Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

Class B,Class Z,Class D and Class E Shares | Tax Managed Series
Tax Managed Series Summary Section
Investment Goal
The Series' investment objective is to provide maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees(paid directly from your investment)
Shareholder Fees - Class B,Class Z,Class D and Class E Shares Tax Managed Series (USD $)	Class B	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class B,Class Z,Class D and Class E Shares Tax Managed Series		Class B	Class Z	Class D	Class E
Management Fee		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		1.00%	0.75%	0.50%	0.25%
Other Expenses		0.24%	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.25%	2.00%	1.75%	1.50%
Less Fee Waiver and/or Expense Reimbursement		(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.21%	1.96%	1.71%	1.46%
[1]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (Rule 12b-1) fees, does not exceed 1.20% of such Class's average daily net assets. This contractual waiver will continue until February 28, 2013 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class B,Class Z,Class D and Class E Shares Tax Managed Series (USD $)	Class B	Class Z	Class D	Class E
1 Year	224	199	174	149
3 Years	699	624	547	470
5 Years	1,201	1,074	945	815
10 Years	2,582	2,324	2,059	1,787

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 57% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or breakup value.

While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

•	Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.

•	When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.

•	When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.

•	When appropriate, selling depreciated securities to realize losses to offset realized capital gains.

•	When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.

•	When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

•	The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

•	Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): -24.90%
AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class B,Class Z,Class D and Class E Shares Tax Managed Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(8.50%)	(0.21%)	4.46%	8.11%	Nov 1, 1995
Class A Return After Taxes on Distributions	(8.54%)	(0.35%)	3.97%	7.70%	Nov 1, 1995
Class A Return After Taxes on Distributions and Sale of Series Shares	(5.47%)	(0.18%)	3.83%	7.24%	Nov 1, 1995
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	(1.03%)	(0.01%)	3.51%	6.94%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.21%	[1]
1 Year	rr_ExpenseExampleYear01	224
3 Years	rr_ExpenseExampleYear03	699
5 Years	rr_ExpenseExampleYear05	1,201
10 Years	rr_ExpenseExampleYear10	2,582
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%	[1]
1 Year	rr_ExpenseExampleYear01	199
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,074
10 Years	rr_ExpenseExampleYear10	2,324
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Class D
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[1]
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	547
5 Years	rr_ExpenseExampleYear05	945
10 Years	rr_ExpenseExampleYear10	2,059
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[1]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	470
5 Years	rr_ExpenseExampleYear05	815
10 Years	rr_ExpenseExampleYear10	1,787
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(19.84%)
Annual Return 2003	rr_AnnualReturn2003	26.41%
Annual Return 2004	rr_AnnualReturn2004	17.28%
Annual Return 2005	rr_AnnualReturn2005	6.44%
Annual Return 2006	rr_AnnualReturn2006	23.60%
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	(35.15%)
Annual Return 2009	rr_AnnualReturn2009	38.21%
Annual Return 2010	rr_AnnualReturn2010	14.92%
Annual Return 2011	rr_AnnualReturn2011	(8.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.90%)
1 Year	rr_AverageAnnualReturnYear01	(8.50%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Class A | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.47%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class B,Class Z,Class D and Class E Shares | Tax Managed Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax Managed Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class' operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).

•	Improving market share in consolidating industries.

•	Low price relative to fundamental or breakup value.

While pursuing its goal of long-term growth, the Advisor attempts to minimize the impact of taxes on the total return earned by shareholders by:

•	Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.

•	When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.

•	When appropriate, favoring the sale of securities producing long-term gain to those producing short-term gain.

•	When appropriate, selling depreciated securities to realize losses to offset realized capital gains.

•	When appropriate, favoring investment in low dividend, capital appreciation oriented stocks.

•	When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

•	The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

•	Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.81% Lowest (quarter ended 12/31/2008): -24.90%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class B,Class Z,Class D and Class E Shares | Tax Managed Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.03%)
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (Rule 12b-1) fees, does not exceed 1.20% of such Class's average daily net assets. This contractual waiver will continue until February 28, 2013 and may not be amended or terminated prior to such date without the approval of the Series' Board of Directors.

Class R Shares | Pro-Blend(R) Conservative Term Series
Pro-Blend® Conservative Term Series Summary Section
Investment Goal
The Series' primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
PRO-BLEND® CONSERVATIVE TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class R Shares Pro-Blend(R) Conservative Term Series Class R
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class R Shares Pro-Blend(R) Conservative Term Series Class R
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.20%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class R Shares Pro-Blend(R) Conservative Term Series Class R	122	381	660	1,455

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31

Pro-Blend Conservative Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 5.99% Lowest (quarter ended 9/30/2011): (3.72)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class R Shares Pro-Blend(R) Conservative Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	2.28%	4.44%	5.15%	5.73%	Nov 1, 1995
Class S Return After Taxes on Distributions	1.23%	3.98%	4.91%	5.59%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	1.94%	3.64%	4.40%	5.06%	Nov 1, 1995
Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	5.97%	6.09%	5.39%	6.01%	Nov 1, 1995
5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)	4.39%	5.05%	5.42%	6.35%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class R Shares | Pro-Blend(R) Conservative Term Series | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	122
AFTER 3 YEARS	rr_ExpenseExampleYear03	381
AFTER 5 YEARS	rr_ExpenseExampleYear05	660
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,455
Class R Shares | Pro-Blend(R) Conservative Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	4.05%
Annual Return 2003	rr_AnnualReturn2003	6.77%
Annual Return 2004	rr_AnnualReturn2004	6.07%
Annual Return 2005	rr_AnnualReturn2005	4.07%
Annual Return 2006	rr_AnnualReturn2006	8.31%
Annual Return 2007	rr_AnnualReturn2007	6.21%
Annual Return 2008	rr_AnnualReturn2008	(5.31%)
Annual Return 2009	rr_AnnualReturn2009	10.66%
Annual Return 2010	rr_AnnualReturn2010	9.19%
Annual Return 2011	rr_AnnualReturn2011	2.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.72%)
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.23%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Conservative Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Conservative Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Conservative Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide preservation of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND® CONSERVATIVE TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31

		Pro-Blend Conservative Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 5.99% Lowest (quarter ended 9/30/2011): (3.72)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R Shares | Pro-Blend(R) Conservative Term Series | Barclays Capital Intermediate U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Conservative Term Series | 5%/15%/80% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class R Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
PRO-BLEND® MODERATE TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class R Shares Pro-Blend(R) Moderate Term Series Class R
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class R Shares Pro-Blend(R) Moderate Term Series Class R
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.07%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.33%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class R Shares Pro-Blend(R) Moderate Term Series Class R	135	421	729	1,601

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R Shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return

Quarterly Returns Highest (quarter ended 9/30/2009): 9.73% Lowest (quarter ended 12/31/2008): (11.75)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class R Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(0.30%)	2.37%	4.84%	6.57%	Sep 15, 1993
Class S Return After Taxes on Distributions	(1.42%)	2.03%	4.66%	6.47%	Sep 15, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	0.57%	1.94%	4.18%	5.91%	Sep 15, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.19%	Sep 30, 1993
10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)	3.84%	4.09%	5.56%	6.91%	Sep 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class R Shares | Pro-Blend(R) Moderate Term Series | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	135
AFTER 3 YEARS	rr_ExpenseExampleYear03	421
AFTER 5 YEARS	rr_ExpenseExampleYear05	729
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,601
Class R Shares | Pro-Blend(R) Moderate Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(6.91%)
Annual Return 2003	rr_AnnualReturn2003	14.84%
Annual Return 2004	rr_AnnualReturn2004	10.36%
Annual Return 2005	rr_AnnualReturn2005	6.34%
Annual Return 2006	rr_AnnualReturn2006	13.65%
Annual Return 2007	rr_AnnualReturn2007	6.16%
Annual Return 2008	rr_AnnualReturn2008	(18.63%)
Annual Return 2009	rr_AnnualReturn2009	18.57%
Annual Return 2010	rr_AnnualReturn2010	10.15%
Annual Return 2011	rr_AnnualReturn2011	(0.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.75%)
1 Year	rr_AverageAnnualReturnYear01	(0.30%)
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class R Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class R Shares | Pro-Blend(R) Moderate Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1993
Class R Shares | Pro-Blend(R) Moderate Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Moderate Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND® MODERATE TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R Shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Moderate Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2009): 9.73% Lowest (quarter ended 12/31/2008): (11.75)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R Shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R Shares | Pro-Blend(R) Moderate Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993
Class R Shares | Pro-Blend(R) Moderate Term Series | 10%/30%/60% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class R Shares | Pro-Blend(R) Extended Term Series
Pro-Blend® Extended Term Series Summary Section
Investment Goal
The Series' primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
PRO-BLEND® EXTENDED TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class R Shares Pro-Blend(R) Extended Term Series Class R
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class R Shares Pro-Blend(R) Extended Term Series Class R
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.34%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class R Shares Pro-Blend(R) Extended Term Series Class R	136	425	734	1,613

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 13.65% Lowest (quarter ended 12/31/2008): (16.16)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class R Shares Pro-Blend(R) Extended Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(1.65%)	1.75%	5.20%	8.14%	Oct 12, 1993
Class S Return After Taxes on Distributions	(2.67%)	1.48%	5.06%	8.05%	Oct 12, 1993
Class S Return After Taxes on Distributions and Sale of Series Shares	(0.06%)	1.44%	4.52%	7.40%	Oct 12, 1993
Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.20%	Oct 31, 1993
15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)	2.05%	3.00%	5.39%	7.00%	Oct 31, 1993

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class R Shares | Pro-Blend(R) Extended Term Series | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	136
AFTER 3 YEARS	rr_ExpenseExampleYear03	425
AFTER 5 YEARS	rr_ExpenseExampleYear05	734
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,613
Class R Shares | Pro-Blend(R) Extended Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(10.20%)
Annual Return 2003	rr_AnnualReturn2003	19.48%
Annual Return 2004	rr_AnnualReturn2004	13.04%
Annual Return 2005	rr_AnnualReturn2005	7.33%
Annual Return 2006	rr_AnnualReturn2006	16.91%
Annual Return 2007	rr_AnnualReturn2007	6.70%
Annual Return 2008	rr_AnnualReturn2008	(25.49%)
Annual Return 2009	rr_AnnualReturn2009	23.98%
Annual Return 2010	rr_AnnualReturn2010	12.53%
Annual Return 2011	rr_AnnualReturn2011	(1.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class R Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.67%)
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class R Shares | Pro-Blend(R) Extended Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 1993
Class R Shares | Pro-Blend(R) Extended Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Extended Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' primary objective is to provide long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND® EXTENDED TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•

Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Extended Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 13.65% Lowest (quarter ended 12/31/2008): (16.16)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R Shares | Pro-Blend(R) Extended Term Series | Barclays Capital U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993
Class R Shares | Pro-Blend(R) Extended Term Series | 15%/40%/45% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1993

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Class R Shares | Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series' objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
PRO-BLEND® MAXIMUM TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class R Shares Pro-Blend(R) Maximum Term Series Class R
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class R Shares Pro-Blend(R) Maximum Term Series Class R
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.09%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	1.35%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class R Shares Pro-Blend(R) Maximum Term Series Class R	137	428	739	1,624

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investmentin the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return

Quarterly Returns Highest (quarter ended 6/30/2009): 18.74% Lowest (quarter ended 12/31/2008): (24.02)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns - Class R Shares Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	(7.36%)	(0.47%)	4.38%	8.11%	Nov 1, 1995
Class S Return After Taxes on Distributions	(7.48%)	(0.51%)	4.36%	8.10%	Nov 1, 1995
Class S Return After Taxes on Distributions and Sale of Series Shares	(4.62%)	(0.40%)	3.82%	7.35%	Nov 1, 1995
Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	6.94%	Nov 1, 1995
20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)	(0.90%)	0.68%	4.67%	6.70%	Nov 1, 1995

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Class R Shares | Pro-Blend(R) Maximum Term Series | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	137
AFTER 3 YEARS	rr_ExpenseExampleYear03	428
AFTER 5 YEARS	rr_ExpenseExampleYear05	739
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,624
Class R Shares | Pro-Blend(R) Maximum Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(18.41%)
Annual Return 2003	rr_AnnualReturn2003	29.33%
Annual Return 2004	rr_AnnualReturn2004	15.54%
Annual Return 2005	rr_AnnualReturn2005	7.28%
Annual Return 2006	rr_AnnualReturn2006	20.25%
Annual Return 2007	rr_AnnualReturn2007	5.73%
Annual Return 2008	rr_AnnualReturn2008	(35.57%)
Annual Return 2009	rr_AnnualReturn2009	35.76%
Annual Return 2010	rr_AnnualReturn2010	13.99%
Annual Return 2011	rr_AnnualReturn2011	(7.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
1 Year	rr_AverageAnnualReturnYear01	(7.36%)
5 Years	rr_AverageAnnualReturnYear05	(0.47%)
10 Years	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.48%)
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND® MAXIMUM TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investmentin the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.74% Lowest (quarter ended 12/31/2008): (24.02)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R Shares | Pro-Blend(R) Maximum Term Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012